Reverse Take-over and Related Transactions (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
		May 27, 2020 USD ($) project royalty asset shares	May 27, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jul. 31, 2020 shares
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		$ 268,300
Number of contingent payments on the commencement of commercial production acquired | project		1
Number of common shares per unit issued					0.1
Deferred Payment to the Yamana Group (Note 10) | $				$ 10,000
Yamana Group
Disclosure of classes of share capital [line items]
Price per share (in CAD per share) | $ / shares			$ 9.00
Cash consideration | $		$ 20,000
Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares)		14,777,778	14,777,778	1,477,777 [1]
Proceeds from issuing shares		$ 9,700	$ 13.3
Number of shares issued per subscription receipt (in shares)		1	1
Number of common shares per unit issued		0.1
Price per share (in CAD per share) | $ / shares			$ 9.00
Common shares deemed issued (in shares)		3,328,087	3,328,087
Common shares | Orion Group
Disclosure of classes of share capital [line items]
Number of shares issued as consideration		39,645,596	39,645,596
Price per share (in CAD per share) | $ / shares			$ 9.00
Orion Group
Disclosure of classes of share capital [line items]
Number of stream and gold loan assets acquired | asset		6
Orion Fund II Portfolio
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		$ 221,800
Bonikro Gold Stream
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		46,500
Bonikro Gold Stream | Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares)	[1]			6,873,844
Yamana Portfolio
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value | $		$ 65,000
Number of royalties acquired | royalty		3
Yamana Portfolio | Common shares | Yamana Group
Disclosure of classes of share capital [line items]
Number of shares issued as consideration		6,650,000	6,650,000
Price per share (in CAD per share) | $ / shares			$ 9.00

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2020 for purposes of these consolidated financial statements.